PROSPECTUS SUPPLEMENT
PRUCO LIFE INSURANCE COMPANY
Pruco Life Variable Universal Account

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
Pruco Life of New Jersey Variable Appreciable Account

Supplement dated May 2, 2022,
to
Prospectuses dated May 1, 2022,
for
VUL Protector® Contracts

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable life insurance Contract, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

The Enhanced Disability Benefit Rider row in the OTHER BENEFITS AVAILABLE UNDER THE CONTRACT table is hereby deleted and replaced with the following.

Enhanced Disability Benefit Rider(1)	Pays a monthly benefit amount into the Contract if the insured is totally disabled.	Optional
•Coverage will end as of the first Contract Anniversary on or after the insured’s 65th birthday.
•Payments will not be paid for any death or injury that is caused or contributed to by war or an act of war.
•Not available with Contracts that include the BenefitAccess Rider.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
PRODUCTSUP163
VULP21